FRANKLIN TEMPLETON GROUP
                          777 Mariners Island Boulevard
                               San Mateo, CA 94404



February 2, 2000


Filed Via EDGAR (CIK #0000757010)
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

      RE:   Franklin Tax-Free Trust
            File Nos. (2-94222 and 811-4149)

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 28 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on January 28, 2000.

Sincerely yours,

FRANKLIN TAX-FREE TRUST



/s/David P. Goss
David P. Goss
Counsel

DPG:nk

cc:   Mark H. Plafker, ESQ.